Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade and other receivables
	2020	2019	2018
	£’000	£’000	£’000
Trade receivables	7,243	291	—
Prepayments	20,278	10,260	5,014
Contract assets	599	8	—
VAT recoverable	4,533	4,983	35
Other receivables	4,216	1,687	—
Total trade and other receivables	36,869	17,229	5,049

Due within one year	29,358	13,255	49
Due within two to five years	7,511	3,974	5,000
	36,869	17,229	5,049